Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2020
Property, plant and equipment
Schedule of property, plant and equipment

DKK thousand	September 30, 2020	December 31, 2019

Plant and machinery	42,785	13,457
Other fixtures and fittings	9,413	8,337
Building improvements	35,828	3,913
Assets under construction	6,289	14,001
Carrying amount	94,315	39,708